INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

13.INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they may be exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

USA

Under the current laws, the federal corporate income tax rate in the United States is generally assessed at the rate of 21%. Unlike the uniform federal rate, state corporate income tax rates vary significantly. The rates range from as low as 2.0% to as high as 11.5%.

British Virgin Islands

Under the current laws of the British Virgin Islands, subsidiaries incorporated in the British Virgin Islands are not subject to tax on income or capital gains.

Singapore

Under the current laws of Singapore, subsidiaries in Singapore are subject to corporate income tax at the statutory rate of 17% on their assessable profits generated from Singapore.

China – discontinued operations

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC. The VIEs’ subsidiaries domiciled in the PRC are subject to 25% statutory income tax rate in the periods presented. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes. Under the current EIT Law, capital gains derived from PRC are subject to a 10% PRC withholding tax. Under the current EIT Law, dividends for earnings paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.

13.INCOME TAXES - CONTINUED

The Company’s net income (loss) before income taxes consists of:

	For the years ended December 31,
	2023	2024	2025
Cayman Islands	4,032,849	3,832,955	(304,615,700)
Hong Kong	(1,090,792)	924,372	(79,214,144)
USA	—	—	(79,534,640)
British Virgin Islands	—	—	11,428,934
Singapore	—	—	(11,761)
Net income (loss) before income taxes	2,942,057	4,757,327	(451,947,311)

The current and deferred component of income tax expenses are as follows:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	—	—	842,023
Deferred income tax benefit	—	—	—
Total income tax benefit	—	—	842,023

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	US$	US$
Non-current deferred tax assets
Impairment for mining machines	—	13,622,459
Lease liabilities	45,059	28,251
Depreciation of long-lived assets	—	421,770
Change in fair value of crypto currencies	—	4,813
Accrued bonus	—	47,715
Net operating loss carry-forward	2,019,455	5,086,022
Less: valuation allowance	(2,019,455)	(19,185,099)
Non-current deferred tax assets, net	45,059	25,931
Non-current deferred tax liabilities	—	—
Operating lease right-of-use assets	(45,059)	(25,931)
Others	(1)	(1)
Non-current deferred tax liabilities	(45,060)	(25,932)

Non-current deferred tax liabilities, net of deferred tax assets	(1)	(1)

13.INCOME TAXES - CONTINUED

The table below provides the updated requirements of ASU 2023-09 for 2025.

The reconciliation of effective income tax rate computed by applying the U.S. statutory tax rate of 21% is as follows:

	For the year ended December 31, 2025
	US$
Provision for income taxes at U.S. federal statutory rate	(94,908,935)	21.00%
State and local income taxes, net of federal benefit	(2,020,180)	0.45%
Foreign tax effects:
Cayman Islands
Statutory tax rate diﬀerence between Cayman Islands and United States	63,969,297	(14.15)%
Hong Kong
Non-deductible expenses	12,688,815	(2.81)%
Other foreign jurisdictions
Statutory tax rate diﬀerence between other foreign jurisdictions and United States	1,165,031	(0.26)%
Tax credits:
Valuation allowance	19,501,383	(4.31)%
Non-taxable or non-deductible items:
Non-deductible expenses	15,588	(0.00)%
Adjustment to prior period provision	431,024	(0.10)%
Total tax provision and effective tax rate	842,023	(0.18)%

As of December 31, 2025, the Company had net operating loss (“NOL”) carryforwards for U.S. federal income tax purposes of approximately $19.98 million. These NOLs were generated in tax years ending after December 31, 2020. Under current tax law, these federal NOLs can be carried forward indefinitely but are limited to offsetting 80% of taxable income in any future taxable year.

13.INCOME TAXES - CONTINUED

The Company conducts a significant portion of its business activities in the United States, Hong Kong, and Singapore, and is subject to taxation in these jurisdictions. As a result of these activities, the Company’s subsidiaries file separate tax returns that are subject to examination by the respective tax authorities. As of December 31, 2025, the tax returns for the Company’s United States entities for the years 2024 through 2025 remain open for statutory examination by the United States tax authorities. The tax returns for the Company’s Hong Kong entities for the year 2025 remain open for statutory examination by the Hong Kong tax authorities. The tax returns for the Company’s Singapore entities for the years 2024 through 2025 remain open for statutory examination by the Singapore tax authorities.

As previously disclosed for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, the effective income tax rate differs from the HK income tax rate as follows:

	For the years ended December 31,
	2023	2024
	US$	US$
Income (loss) before provision of income tax	2,942,057	4,757,327
HK statutory income tax rate	16.5%	16.5%
Income tax at statutory tax rate	485,439	784,959
Tax rate differential	(665,420)	(632,438)
Change in valuation allowance	179,981	(152,521)
Income tax expenses	—	—

Unrecognized Tax Benefit

The Company evaluates each uncertain tax position (including the applicability of interest and penalties) based on technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the management considered the Company did not have any significant unrecognized uncertain tax positions. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2025.